TAXES AND CHARGES - Schedule of Reconciliation of Income Tax and Social Contribution Tax Effective Rate (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes And Charges
Profit before income tax and social contribution tax	R$ 5,671	R$ 9,358	R$ 6,851
Income tax and social contribution tax - nominal expense (34%)	(1,928)	(3,182)	(2,329)
Tax effects applicable to:
Gain in subsidiaries by equity method	30	66	93
Tax incentives	96	166	89
Effects from subsidiaries taxed based on gross revenues	109	95	92
Non-deductible penalties	(70)	(78)	(95)
Interest on Equity	823	629	950
Monetary update on tax overpayments	11	29	101
Others	158	36	15
Income tax expense	(771)	(2,239)	(1,084)
Current tax	(562)	(1,495)	(943)
Deferred tax	(209)	(744)	(141)
Income tax and social contribution tax	R$ (771)	R$ (2,239)	R$ (1,084)
Effective rate	13.60%	23.93%	15.82%